Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.84825%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,014,550.31

Principal:
Principal Collections	$26,787,714.28
Prepayments in Full	$14,196,270.42
Liquidation Proceeds	$375,135.61
Recoveries	$281.75
Sub Total	$41,359,402.06
Collections	$44,373,952.37

Purchase Amounts:
Purchase Amounts Related to Principal	$282,934.15
Purchase Amounts Related to Interest	$938.43
Sub Total	$283,872.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,657,824.95

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,657,824.95
Servicing Fee	$1,067,056.85	$1,067,056.85	$0.00	$0.00	$43,590,768.10
Interest - Class A-1 Notes	$150,379.02	$150,379.02	$0.00	$0.00	$43,440,389.08
Interest - Class A-2a Notes	$560,208.67	$560,208.67	$0.00	$0.00	$42,880,180.41
Interest - Class A-2b Notes	$103,964.06	$103,964.06	$0.00	$0.00	$42,776,216.35
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$42,102,283.93
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$41,891,608.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,891,608.35
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$41,821,531.35
Second Priority Principal Payment	$818,061.23	$818,061.23	$0.00	$0.00	$41,003,470.12
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$40,954,120.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,954,120.12
Regular Principal Payment	$107,849,861.31	$40,954,120.12	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,657,824.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$818,061.23
Regular Principal Payment					$40,954,120.12
Total					$41,772,181.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,772,181.35	$164.43	$150,379.02	$0.59	$41,922,560.37	$165.02
Class A-2a Notes	$0.00	$0.00	$560,208.67	$1.57	$560,208.67	$1.57
Class A-2b Notes	$0.00	$0.00	$103,964.06	$1.39	$103,964.06	$1.39
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$41,772,181.35	$31.74	$1,818,586.75	$1.38	$43,590,768.10	$33.12

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$108,667,922.54	0.4277423	$66,895,741.19	0.2633172
Class A-2a Notes	$357,580,000.00	1.0000000	$357,580,000.00	1.0000000
Class A-2b Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,170,507,922.54	0.8895181	$1,128,735,741.19	0.8577736

Pool Information
Weighted Average APR	2.919%	2.892%
Weighted Average Remaining Term	54.64	53.82
Number of Receivables Outstanding	48,072	47,029
Pool Balance	$1,280,468,216.67	$1,238,363,719.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,182,092,967.79	$1,143,369,861.31
Pool Factor	0.8987008	0.8691496

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$94,993,857.78
Targeted Overcollateralization Amount	$136,597,516.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,627,977.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$462,443.12
(Recoveries)		1	$281.75
Net Loss for Current Collection Period			$462,161.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4331%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0001%
Second Prior Collection Period			0.0207%
Prior Collection Period			0.2096%
Current Collection Period			0.4404%
Four Month Average (Current and Prior Three Collection Periods)			0.1677%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		403	$713,865.91
(Cumulative Recoveries)			$563.50
Cumulative Net Loss for All Collection Periods			$713,302.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0501%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,771.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,769.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	203	$5,814,647.24
61-90 Days Delinquent	0.07%	30	$815,304.95
91-120 Days Delinquent	0.01%	3	$98,520.39
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	236	$6,728,472.58

Repossession Inventory:
Repossessed in the Current Collection Period		12	$299,047.57
Total Repossessed Inventory		17	$433,061.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0365%
Prior Collection Period			0.0499%
Current Collection Period			0.0702%
Three Month Average			0.0522%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0738%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer